Income Taxes (Deferred Income Tax Asset) (Tables)	9 Months Ended
Dec. 31, 2012
Income Taxes Deferred Income Tax Asset Tables
Deferred Income Tax Asset	The Company’s deferred tax assets consisted of the following as of December 31, 2012
2012

Net operating losses carried forward	$25,998
Valuation allowance	(25,998)

Net deferred income tax asset	—